Other current liabilities	12 Months Ended
Dec. 31, 2022
Other current liabilities [Abstract]
Other current liabilities
14. Other current liabilities

	Year ended December 31,
	2022	2021
	$’000	$’000
Accruals	2,366	1,698
Social security payable	217	96
Other	95	72
	2,678	1,866

Other current liabilities mainly comprise accruals for operating expenses and employee tax payable and are expected to be settled within one year.